Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments - additional disclosure [abstract]
Fair value by hierarchy
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2025	Dec 31, 2024	Jun 30, 2025	Dec 31, 2024	Jun 30, 2025	Dec 31, 2024	Jun 30, 2025	Dec 31, 2024

Financial assets
Cash and cash equivalents
Debt securities	50	50					50	50

Total cash and cash equivalents at fair value	50	50					50	50

Marketable securities
Derivative financial instruments			268	106			268	106

Total marketable securities and derivative financial instruments at fair value			268	106			268	106

Current contingent consideration receivables					125	120	125	120

Current equity securities	21	24			18	18	39	42

Long-term financial investments
Debt and equity securities	158	193	8	7	571	599	737	799

Fund investments	11	15			161	195	172	210

Non-current contingent consideration receivables					761	671	761	671

Total long-term financial investments at fair value	169	208	8	7	1 493	1 465	1 670	1 680

Associated companies at fair value through profit or loss					83	109	83	109

Financial liabilities
Current contingent consideration liabilities					-197	-281	-197	-281

Derivative financial instruments			-278	-143			-278	-143

Total current financial liabilities at fair value			-278	-143	-197	-281	-475	-424

Non-current contingent consideration liabilities					-478	-527	-478	-527